Note 13 - Concentration of Credit Risk (Details Textual)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Interest-bearing Deposits in Banks and Other Financial Institutions	$ 89,177,000
Interest Bearing Deposits, Number of Banks	4
Federal Funds Sold	$ 20,000,000	$ 9,000,000
Federal Funds Sold, Number of Banks	1